Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Assets	$ 3,282,035		$ 3,417,945		$ 3,543,791	$ 3,614,544	$ 104,006
Liabilities	1,638,373		1,230,673				255,414
Intangible assets, net	3,253,707	[1]	3,363,156	[1],[2]	$ 3,473,526	$ 3,537,210	84,218	[2]
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	2,300,000		2,300,000				9,700
Liabilities	400		400				122,700
Intangible assets, net	2,300,000		2,300,000
Intangible Assets Held be Certain Specific Subsidiaries	2,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	1,900		3,400				5,400
Liabilities	$ 1,000		$ 300				$ 300

[1]	As of September 30, 2023 and December 31, 2022, intangible assets, net included $2.3 billion and $2.3 billion, respectively, related to a consolidated VIE. See Note 9, Variable Interest Entities, for further details.
[2]	As of December 31, 2022, intangible assets, net included $2.3 billion related to a consolidated VIE. See Note 10, Variable Interest Entities, for further details.